Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Available-for-sale securities, carrying amount	$ 177.9	$ 170.1	$ 401.4
Available-for-sale securities, fair value	177.9	170.1
Liabilities:
Notes payable and current portion of long-term debt	2,221.0	2,594.8	845.2
Long-term debt	9,729.3	9,674.2	12,025.2
Short-term borrowings, fair value	2,221.0	2,594.8
Long-term borrowings, fair value	$ 10,170.4	10,095.1
Carrying Amount
Assets:
Available-for-sale securities, carrying amount		170.1	401.4
Liabilities:
Short-term borrowings, fair value		2,594.8	845.2
Long-term borrowings, fair value		9,674.2	12,025.2
Fair Value
Assets:
Available-for-sale securities, carrying amount		170.1	401.4
Liabilities:
Short-term borrowings, fair value		2,594.8	845.2
Long-term borrowings, fair value		$ 10,095.1	$ 12,471.4